FAIR VALUE MEASUREMENTS (Details) - Open World Ltd. [Member] - USD ($)	Mar. 31, 2026	Feb. 11, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash		$ 1,000,000	$ 729,422	$ 4,025,185
Accounts Receivable	$ 957,800		1,211,696	13,463,445
Crypto Assets	1,082,798		922,987	8,007,056	$ 524,409
Shares and warrants receivable	84,278		585,598
Investment - current portion	117,671		539,328
Loan receivable	67,878		814,369
Total	2,310,425		4,803,400	25,495,686
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash			729,422	4,025,185
Accounts Receivable
Crypto Assets	1,082,798		922,987	8,007,056
Shares and warrants receivable			156,000
Investment - current portion	117,671		539,328
Loan receivable			814,369
Total	1,200,469		3,162,106	12,032,241
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash
Accounts Receivable	957,800		1,211,696	13,463,445
Crypto Assets
Shares and warrants receivable	84,278		429,598
Investment - current portion
Loan receivable	67,878
Total	1,109,956		1,641,294	13,463,445
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash
Accounts Receivable
Crypto Assets
Shares and warrants receivable
Investment - current portion
Loan receivable
Total